Business acquisition - Schedule of allocation of the purchase price as of the date of deppon holdco acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill.	¥ 19,980	$ 2,814	¥ 23,123		¥ 12,433
Deppon Holdco [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired				¥ 6,570
Appreciation of construction in progress and land use rights				15
Goodwill.				5,350
Deferred tax liabilities				(590)
Non-controlling interests				(4,714)
Total				8,976
Deppon Holdco [Member] | Trademarks and domain names
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Newly identified and appreciation of intangible assets				1,661
Deppon Holdco [Member] | Technology
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Newly identified and appreciation of intangible assets				676
Deppon Holdco [Member] | Customer relationships
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Newly identified and appreciation of intangible assets				¥ 8